INVENTORY	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
5. INVENTORY

Inventory consists primarily of specialty food products and operating materials and supplies, principally food trays and bags that a re used to package and deliver meals to customers.  At March 31, 2015 and December 31, 2014, inventory consisted of the following:

	March 31, 2015	December 31, 2014
Specialty food products	$933,969	$1,034,786
Operating materials and supplies	238,513	160,541
Total	$1,172,482	$1,195,327

4. INVENTORY

Inventory consists primarily of specialty food products and operating materials and supplies, principally food trays and bags that are used to package and deliver meals to customers.  At December 31, 2014 and 2013,  inventory consisted of the following:

	2014	2013
Specialty food products	$1,034,786	$839,979
Operating materials and supplies	160,541	0
Total	$1,195,327	$839,979